Land-Use Rights, Net - Schedule of Land-Use Rights, Net (Details) - Land-Use Rights [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Land-use rights	$ 821,997	$ 845,083
Less: accumulated amortization	(216,654)	(194,896)
Land-use rights, net	$ 605,343	$ 650,187